Consortia (partnerships) in E&P activities (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
A E G V [Member]
IfrsStatementLineItems [Line Items]
write-off of assets	$ 325
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Other operating income (expenses)	753
Property plant and equipment	130
P P S A [Member]
IfrsStatementLineItems [Line Items]
write-off of assets	285
Other operating income (expenses)	$ 537
Jubarte Field [Member] | Petrobras [Member]
IfrsStatementLineItems [Line Items]
Partners	97.25%
Uncontracted Areas [Member] | P P S A [Member]
IfrsStatementLineItems [Line Items]
Partners	1.89%
Argonauta Field [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	0.86%
Tupi [Member]
IfrsStatementLineItems [Line Items]
Partners	65.00%
Tupi [Member] | Petrobras [Member]
IfrsStatementLineItems [Line Items]
Partners	67.457%
Tupi [Member] | Petrobras [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Partners	67.216%
Tupi [Member] | Petrobras [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Partners	67.457%
Tupi [Member] | P P S A [Member]
IfrsStatementLineItems [Line Items]
Partners	0.833%
Tupi [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	25.00%
Partners	22.65%
Tupi [Member] | Petrogal [Member]
IfrsStatementLineItems [Line Items]
Partners	10.00%
Partners	9.06%